PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS
	December 31, 2023	December 31, 2022
Prepaid expenses	$178,425	$-
Prepaid rent	7,500	-
Total	$185,925	$-